SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION (Details) (Parenthetical) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Other receivables			¥ 3,350	¥ 105
Amounts due to related parties			205	780
Related Party [Member]
Variable Interest Entity [Line Items]
Amounts due to related parties		$ 29	205	780
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Variable Interest Entity [Line Items]
Other receivables			117,764	211,453
Amounts due to related parties	[1]		2,217,392	1,977,866
Asset Pledged as Collateral [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Other receivables			¥ 704	¥ 99

[1]	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB780 and RMB205 as of December 31, 2022 and 2023.